Document and Entity Information	3 Months Ended
May 31, 2018
Document And Entity Information
Entity Registrant Name	DigitalTown, Inc.
Entity Central Index Key	0001065598
Document Type	S-1/A
Document Period End Date	May 31, 2018
Amendment Flag	true
Amendment description

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Current Fiscal Year End Date	--02-28
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Entity Filer Category	Smaller Reporting Company